Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,102	$ 7,301
Research and development credit carryforwards	404	254
Stock-based and other compensation	1,616	802
Lease liability	12	42
Capitalized research and development expenditures	1,306
Transaction and financing costs	537
Depreciation and amortization	207
Accrued liabilities and other reserves	1,376	1,057
Total deferred tax assets	15,560	9,456
Right-of-use and other assets	(10)	(57)
Total deferred tax liabilities	(10)	(57)
Valuation allowance	(15,550)	(9,399)
Net deferred tax asset